North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 5.4%
	CONSUMER DISCRETIONARY - 1.4%
	Hotels, Restaurants & Leisure - 0.7%
5,841	Starbucks Corp.	$565,467

	Textiles, Apparel & Luxury Goods - 0.7%
3,905	NIKE, Inc.	521,669
	TOTAL CONSUMER DISCRETIONARY	1,087,136

	CONSUMER STAPLES - 0.3%
	Beverages - 0.3%
5,492	The Coca-Cola Co.	264,440
	TOTAL CONSUMER STAPLES	264,440

	FINANCIALS - 0.4%
	Capital Markets - 0.4%
434	BlackRock, Inc.	304,347
	TOTAL FINANCIALS	304,347

	HEALTH CARE - 0.4%
	Biotechnology - 0.4%
3,273	AbbVie Inc.	335,417
	TOTAL HEALTH CARE	335,417

	INDUSTRIALS - 0.8%
	Commercial Services & Supplies - 0.4%
862	Cintas Corp.	274,220

	Machinery - 0.4%
1,777	Illinois Tool Works, Inc.	345,111
	TOTAL INDUSTRIALS	619,331

	INFORMATION TECHNOLOGY - 1.3%
	IT Services - 0.6%
1,374	Mastercard Inc. - Class A	434,582

	Semiconductors & Semiconductor Equipment - 0.7%
1,256	Broadcom Inc.	565,828
	TOTAL INFORMATION TECHNOLOGY	1,000,410

	MATERIALS - 0.4%
	Chemicals - 0.4%
3,221	Eastman Chemical Co.	316,785
	TOTAL MATERIALS	316,785

	UTILITIES - 0.4%
	Electric Utilities - 0.4%
3,692	NextEra Energy, Inc.	298,572
	TOTAL UTILITIES	298,572

	TOTAL COMMON STOCKS	4,226,438
	(Cost $4,026,562)

	EXCHANGE TRADED FUNDS (ETFS) - 1.5%
22,871	iShares Currency Hedged MSCI Japan ETF	824,957
10,122	VanEck Vectors Gold Miners ETF	349,310
	TOTAL ETFS
	(Cost $974,794)	1,174,267

	PREFERRED STOCKS - 5.6%
	COMMUNICATION SERVICES - 1.0%
	Diversified Telecommunication Services - 1.0%
	AT&T, Inc.
29,100	4.750%	740,595
	TOTAL COMMUNICATION SERVICES	740,595

	CONSUMER STAPLES - 0.1%
	Food Products - 0.1%
	CHS, Inc.
2,000	7.500%, (3 Month LIBOR USD + 4.298%)	58,180
1,000	7.100%[4]	27,780
	TOTAL CONSUMER STAPLES	85,960

	FINANCIALS - 4.5%
	Capital Markets - 2.1%
	Affiliated Managers Group, Inc.
2,000	5.875%	54,500
	The Goldman Sachs Group, Inc.
37,900	0.000% (3 Month LIBOR USD + 0.670%)	935,372
	Morgan Stanley
25,000	4.875%	657,000
		1,646,872
	Insurance - 2.4%
	American Financial Group, Inc.
22,795	5.625%	626,635
	American International Group, Inc.
23,000	5.850%	640,550

	MetLife, Inc.
23,000	4.750%	598,000
		1,865,185
	TOTAL FINANCIALS	3,512,057

	TOTAL PREFERRED STOCKS
	(Cost $3,711,532)	4,338,612

	PURCHASED OPTIONS - 0.1%
110	US BOND FUTR OPTN Apr21C 173, Expiration Date March 2021, Exercise Price $173	41,535
	TOTAL PURCHASED OPTIONS
	(Cost $41,535)	41,535

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.9%
24,531	AGNC Investment Corp.	382,684
59,703	Chimera Investment Corp.	603,000
2,270	Crown Castle International Corp.	361,520
2,486	Digital Realty Trust, Inc.	357,860
5,115	Life Storage, Inc.	417,282
5,322	Prologis, Inc.	549,230
20,339	Starwood Property Trust, Inc.	381,560
	TOTAL REITS
	(Cost $2,673,306)	3,053,136

Principal Amount	ASSET BACKED SECURITIES - 8.3%
	Accredited Mortgage Loan Trust 2005-4
$659,135	0.530% (1 Month LIBOR USD + 0.400%), 12/25/2035	656,019
	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W2
555,000	0.865% (1 Month LIBOR USD + 0.735%), 10/25/2035	555,199
	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE3
375,000	0.400% (1 Month LIBOR USD + 0.270%), 03/25/2036	367,819
	Bear Stearns Asset Backed Securities I Trust 2005-TC2
405,483	1.210% (1 Month LIBOR USD + 1.080%), 08/25/2035	405,575
	Citigroup Mortgage Loan Trust 2006-HE1
214,657	0.670% (1 Month LIBOR USD + 0.540%), 01/25/2036	214,554
	Foundation Finance Trust 2017-1
465,728	3.300%, 07/15/2033[3]	474,650
	GSAA Home Equity Trust 2005-6
265,887	0.775% (1 Month LIBOR USD + 0.645%), 06/25/2035	265,455
	JP Morgan Mortgage Acquisition Trust 2007-CH3
449,598	0.390% (1 Month LIBOR USD + 0.260%), 03/25/2037	444,135
	Newcastle Mortgage Securities Trust 2006-1
202,597	0.685% (1 Month LIBOR USD + 0.555%), 03/25/2036	202,581
	OASIS 2020-2 LLC
438,993	4.262%, 05/15/2032[3]	440,532

	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ2
176,428	0.820% (1 Month LIBOR USD + 0.690%), 05/25/2035	176,811
	RAMP Series 2006-EFC2 Trust
511,171	0.350% (1 Month LIBOR USD + 0.220%), 12/25/2036	507,647
	Structured Asset Investment Loan Trust 2004-8
685,913	1.130% (1 Month LIBOR USD + 1.000%), 09/25/2034	683,872
	Structured Asset Securities Corp Mortgage Loan Trust 2006-WF1
670,000	0.775% (1 Month LIBOR USD + 0.645%), 02/25/2036	666,607
	Synchrony Credit Card Master Note Trust
360,000	2.620%, 10/15/2025	374,162
	TOTAL ASSET BACKED SECURITIES
	(Cost $6,301,036)	6,435,618

	CORPORATE BONDS - 49.7%
	COMMUNICATION SERVICES - 0.8%
	Wireless Telecommunication Services - 0.8%
	Vodafone Group PLC
515,000	7.000% (5 Year Swap Rate USD + 4.873%), 04/04/2079[1,4]	640,031
	TOTAL COMMUNICATION SERVICES	640,031

	CONSUMER DISCRETIONARY - 4.7%
	Automobiles - 1.1%
	General Motors Financial Co, Inc.
750,000	5.700% (5 Year CMT Rate + 4.997%), 09/30/2169[4]	844,688
	Hotels, Restaurants & Leisure - 2.1%
	Marriott International, Inc.
650,000	5.750%, 05/01/2025	754,314
	Starbucks Corp.
100,000	3.500%, 03/01/2028	113,635
	Wyndham Hotels & Resorts, Inc.
750,000	4.375%, 08/15/2028[3]	761,718
		1,629,667
	Household Durables - 1.5%
	DR Horton, Inc.
750,000	1.400%, 10/15/2027	753,805
	Lennar Corp.
400,000	5.250%, 06/01/2026	471,750
		1,225,555
	TOTAL CONSUMER DISCRETIONARY	3,699,910

	CONSUMER STAPLES - 0.8%
	Beverages - 0.8%
	Keurig Dr Pepper, Inc.
550,000	3.200%, 05/01/2030	610,467
	TOTAL CONSUMER STAPLES	610,467

	ENERGY - 6.0%
	Oil, Gas & Consumable Fuels - 6.0%
	BP Capital Markets PLC
1,000,000	4.375% (5 Year CMT Rate + 4.036%), 09/22/2025[1,4]	1,067,540
	Cheniere Energy, Inc.
360,000	4.625%, 10/15/2028[3]	375,826
	Enbridge, Inc.
800,000	5.750% (5 Year CMT Rate + 5.314%), 07/15/2080[1,4]	885,268
	Energy Transfer Operating LP
900,000	6.625% (3 Month LIBOR USD + 4.155%), 05/15/2028[4]	772,875
	ONEOK, Inc.
775,000	3.100%, 03/15/2030	804,880
	Transcanada Trust
700,000	5.500% (3 Month LIBOR USD + 4.154%), 09/15/2079[1,4]	770,875
	TOTAL ENERGY	4,677,264

	FINANCIALS - 27.5%
	Banks - 18.2%
	Australia and New Zealand Banking Group Ltd.
750,000	6.750% (5 Year Mid Swap Rate USD + 5.168%), 12/29/2049[1,3,4]	880,226
	Bank of America Corp.
550,000	6.500% (3 Month LIBOR USD + 4.174%), 04/23/2025[4]	627,385
	Bank of Montreal
700,000	4.800% (5 Year CMT Rate + 2.979%), 08/25/2168[1,4]	725,861
	BNP Paribas SA
700,000	7.375% (5 Year Swap Rate USD + 5.150%), 12/29/2049[1,3,4]	809,153
	Citigroup, Inc.
1,000,000	4.000% (5 Year CMT Rate + 3.597%), 06/10/2169[4]	1,016,250
	Credit Agricole SA
650,000	7.875% (5 Year Swap Rate USD + 4.898%), 01/29/2049[1,3,4]	734,094
	Fifth Third Bancorp
1,000,000	4.500% (5 Year CMT Rate + 4.215%), 12/30/2025[4]	1,062,500
	Huntington Bancshares, Inc.
700,000	4.450% (H15T7Y + 4.045%), 03/15/2168[4]	749,700
500,000	5.625% (10 Year CMT Rate + 4.945%), 01/15/2169[4]	589,630
	JPMorgan Chase & Co.
800,000	6.750% (3 Month LIBOR USD + 3.780%), 01/29/2050[4]	899,753
	KeyCorp
750,000	5.000% (3 Month LIBOR USD + 3.606%), 12/15/2165[4]	813,975
	Lloyds Banking Group PLC
700,000	6.750% (5 Year CMT Rate + 4.815%), 12/27/2166[1,4]	780,210
	M&T Bank Corp.
325,000	6.450% (3 Month LIBOR USD + 3.610%), 12/29/2049[4]	359,125
	Natwest Group Plc
700,000	6.000% (5 Year CMT Rate + 5.625%), 09/29/2166[1,4]	772,625
	Regions Financial Corp.
500,000	5.750% (5 Year CMT Rate + 5.430%), 12/15/2165[4]	559,685

	Skandinaviska Enskilda Banken AB
800,000	5.125% (5 Year CMT Rate + 3.463%), 11/13/2025[1,4]	840,923
	Truist Financial Corp.
1,000,000	5.100% (10 Year CMT Rate + 4.349%), 03/01/2061[4]	1,130,300
	Westpac Banking Corp.
750,000	5.000% (5 Year Mid Swap Rate USD + 2.888%), 09/21/2162[1,4]	795,785
		14,147,180
	Capital Markets - 6.9%
	The Bank of New York Mellon Corp.
760,000	3.659% (3 Month LIBOR USD + 3.420%), 12/29/2049[4]	755,293
600,000	4.700% (5 Year CMT Rate + 4.358%), 03/20/2169[4]	658,506
	The Charles Schwab Corp.
500,000	5.375% (5 Year CMT Rate + 4.971%), 05/01/2025[4]	555,430
240,000	7.000% (3 Month LIBOR USD + 4.820%), 02/28/2049[4]	252,600
	Credit Suisse Group AG
650,000	7.500% (5 Year Swap Rate USD + 4.598%), 12/11/2049[3,4]	722,366
	The Goldman Sachs Group, Inc.
125,000	5.300% (3 Month LIBOR USD + 3.834%), 12/29/2049[4]	138,847
	Morgan Stanley
500,000	4.051% (3 Month LIBOR USD + 3.810%), 12/29/2049[4]	500,275
	Northern Trust Corp.
250,000	4.600% (3 Month LIBOR USD + 3.202%), 04/01/2027[4]	270,000
	State Street Corp.
750,000	3.814% (3 Month LIBOR USD + 3.597%), 12/29/2049[4]	752,250
	UBS Group AG
700,000	5.125% (5 Year CMT Rate + 4.855%), 07/29/2170[1,4]	749,438
		5,355,005
	Insurance - 2.4%
	Assurant, Inc.
700,000	7.000% (3 Month LIBOR USD + 4.135%), 03/27/2048[4]	798,000
	MetLife, Inc.
400,000	3.850% (5 Year CMT Rate + 3.576%), 03/15/2026[4]	414,000
34,000	3.792% (3 Month LIBOR USD + 3.575%), 12/29/2049[4]	34,085
100,000	6.400%, 12/15/2066	129,058
	PartnerRe Finance B LLC
500,000	4.500% (5 Year CMT Rate + 3.815%), 10/01/2050[4]	527,599
		1,902,742
	TOTAL FINANCIALS	21,404,927

	INDUSTRIALS - 2.9%
	Airlines - 2.0%
	Delta Air Lines, Inc.
600,000	4.500%, 10/20/2025[1,3]	641,128
125,000	4.375%, 04/19/2028	127,797
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
700,000	6.500%, 06/20/2027[3]	766,500
		1,535,425

	Trading Companies & Distributors - 0.9%
	AerCap Holdings N.V.
675,000	5.875% (5 Year CMT Rate + 4.535%), 10/10/2079[1,4]	686,391
	TOTAL INDUSTRIALS	2,221,816

	MATERIALS - 2.0%
	Metals & Mining - 2.0%
	Alcoa Nederland Holding BV
700,000	6.125%, 05/15/2028[1,3]	767,903
	Teck Resources Ltd.
700,000	3.900%, 07/15/2030[1]	775,253
	TOTAL MATERIALS	1,543,156

	UTILITIES - 5.0%
	Electric Utilities - 3.9%
	Duke Energy Corp.
1,000,000	4.875% (5 Year CMT Rate + 3.388%), 03/16/2025[4]	1,070,000
	Emera, Inc.
750,000	6.750% (3 Month LIBOR USD + 5.440%), 06/15/2076[1,4]	876,934
	The Southern Co.
500,000	4.000% (5 Year CMT Rate + 3.733%), 01/15/2051[4]	528,707
	Xcel Energy, Inc.
500,000	3.400%, 06/01/2030	564,915
		3,040,556
	Multi-Utilities - 1.1%
	CMS Energy Corp.
700,000	3.750% (5 Year CMT Rate + 2.900%), 12/01/2050[4]	717,500
	Dominion Energy, Inc.
150,000	5.750% (3 Month LIBOR USD + 3.057%), 10/01/2054[4]	164,513
		882,013
	TOTAL UTILITIES	3,922,569

	TOTAL CORPORATE BONDS
	(Cost $36,518,517)	38,720,140

	FOREIGN GOVERNMENT NOTES/BONDS - 5.7%
	Australia Government Bond
1,225,000	2.500%, 05/21/2030[1]	1,059,360
	Indonesia Treasury Bond
11,000,000,000	6.500%, 02/15/2031[1]	800,185
	Republic of Poland Government Bond
3,700,000	2.500%, 07/25/2026[1]	1,100,267
	Republic of South Africa Government Bond
14,300,000	8.750%, 02/28/2049[1]	778,582
	Mexican Bonos
120,000	8.500%, 05/31/2029[1]	715,165
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS
	(Cost $4,145,719)	4,453,559

	MORTGAGE BACKED SECURITIES - 15.3%
	Bear Stearns ALT-A Trust 2004-4
419,211	0.730% (1 Month LIBOR USD + 0.600%), 06/25/2034	424,914
	Fannie Mae-Aces
10,975,696	0.657%, 05/25/2022[5]	57,807
3,860,000	1.378%, 08/25/2028[5]	360,721
3,762,386	1.284%, 03/26/2029[5]	327,122
	Freddie Mac Multiclass Certificates Series 2015-P001
3,025,000	1.826%, 10/27/2028[5]	358,263
	Freddie Mac Multifamily Structured Pass Through Certificates
290,390	2.197%, 11/25/2023	300,658
10,413,588	0.967%, 01/25/2026[5]	412,398
2,700,000	1.799%, 04/25/2030[5]	407,971
2,074,000	1.868%, 04/25/2030[5]	324,696
3,332,000	1.600%, 08/25/2030[5]	465,452
1,835,000	3.176%, 04/25/2048[5]	462,754
2,035,000	2.631%, 01/25/2049[5]	441,142
	FREMF 2012-K20 Mortgage Trust
610,000	3.867%, 05/25/2045[3,5]	631,177
	FREMF 2012-K21 Mortgage Trust
285,000	3.935%, 07/25/2045[3,5]	297,173
	FREMF 2013-K29 Mortgage Trust
395,000	3.476%, 05/25/2046[3,5]	413,167
	FREMF 2013-K33 Mortgage Trust
206,000	3.498%, 08/25/2046[3,5]	219,230
	FREMF 2013-K35 Mortgage Trust
615,000	3.935%, 12/25/2046[3,5]	663,278
	FREMF 2014-K36 Mortgage Trust
500,000	4.365%, 12/25/2046[3,5]	538,973
	FREMF 2014-K40 Mortgage Trust
625,000	4.071%, 11/25/2047[3,5]	688,689
	FREMF 2014-K41 Mortgage Trust
635,000	3.833%, 11/25/2047[3,5]	695,659
	FREMF 2015-K46 Mortgage Trust
650,000	3.694%, 04/25/2048[3,5]	711,000
	FREMF 2016-K55 Mortgage Trust
400,000	4.164%, 04/25/2049[3,5]	441,985
	FREMF 2016-K59 Mortgage Trust
64,729,121	0.100%, 11/25/2049[3]	297,780
	Government National Mortgage Association
3,566,175	0.894%, 12/16/2056[5]	204,566
4,207,016	0.720%, 11/16/2060[5]	321,432
5,500,000	0.999%, 05/16/2063[5]	494,327

		HomeBanc Mortgage Trust 2005-4
387,278		0.670% (1 Month LIBOR USD + 0.540%), 10/25/2035	391,007
		MortgageIT Trust 2005-5
184,190		0.650% (1 Month LIBOR USD + 0.520%), 12/25/2035	185,805
		JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2
406,786		4.070%, 11/15/2043[3]	406,494
		TOTAL MORTGAGE BACKED SECURITIES
		(Cost $11,619,557)	11,945,640

		U.S. GOVERNMENT NOTES/BONDS - 1.3%
		United States Treasury Note/Bond
265,000		1.625%, 12/31/2021	268,689
725,000		1.750%, 06/15/2022	741,284
		TOTAL U.S. GOVERNMENT NOTES/BONDS
		(Cost $1,009,256)	1,009,973

		SHORT-TERM INVESTMENT - 2.5%
1,912,765		First American Treasury Obligations Fund - Class X, 0.03% [2]	1,912,765
		TOTAL SHORT-TERM INVESTMENT
		(Cost $1,912,765)	1,912,765

		TOTAL INVESTMENTS - 99.3%
		(Cost $72,934,579)	77,311,683
		Other Assets in Excess of Liabilities - 0.7%	542,260
		TOTAL NET ASSETS - 100.0%	$77,853,943

	CMT - Constant Maturity Rate
	LIBOR - London Inter-bank Offered Rate
	PLC - Public Limited Company

	[1]	Foreign security denominated in U.S. Dollars.
	[2]	The rate is the annualized seven-day yield at period end.
	[3]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At January 31, 2021, the value of these securities total $13,378,701 which represents 17.18% of total net assets.

	[4]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of January 31, 2021.
	[5]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of January 31, 2021.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	See accompanying Notes to Schedule of Investments.

North Square Strategic Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
January 31, 2021 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Sale Contracts:
US 10 Yr Ultra Future	(13)	Mar-21	$1,999,765	$1,997,092	$-	$(2,673)
Total Sale Contracts			1,999,765	1,997,092	-	(2,673)
Total Futures Contracts			$(1,999,765)	$(1,997,092)	$-	$(2,673)
Net Unrealized Depreciation						$(2,673)

North Square Strategic Income Fund
SUMMARY OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	1.4%
Information Technology	1.3%
Industrials	0.8%
Health Care	0.4%
Materials	0.4%
Financials	0.4%
Utilities	0.4%
Consumer Staples	0.3%
Total Common Stocks	5.4%
ETFs	1.5%
Preferred Stocks
Financials	4.5%
Communication Services	1.0%
Consumer Staples	0.1%
Total Preferred Stocks	5.6%
Purchased Options	0.1%
REITs	3.9%
Asset Backed Securities	8.3%
Corporate Bonds
Financials	27.5%
Energy	6.0%
Utilities	5.0%
Consumer Discretionary	4.7%
Industrials	1.9%
Airlines	1.0%
Manufacturing	1.0%
Materials	1.0%
Consumer Staples	0.8%
Communication Services	0.8%
Total Corporate Bonds	49.7%
Foreign Government Notes/Bonds	5.7%
Mortgage Backed Securities	15.3%
U.S. Government Notes/Bonds	1.3%
Short-Term Investment	2.5%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

North Square Strategic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
☐ Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
☐ Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

☐ Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks [1]	$4,226,438	$-	$-	$4,226,438
ETFs [1]	1,174,267	-	-	1,174,267
Preferred Stocks [1]	4,338,612	-	-	4,338,612
Purchased Options	-	41,535	-	41,535
REITs [1]	3,053,136	-	-	3,053,136
Asset Backed Securities	-	6,435,618	-	6,435,618
Corporate Bonds	-	38,720,140	-	38,720,140
Foreign Government Notes/Bonds	-	4,453,559	-	4,453,559
Mortgage Backed Securities	-	11,945,640	-	11,945,640
U.S. Government Notes/Bonds	-	1,009,973	-	1,009,973
Short-Term Investment	1,912,765	-	-	1,912,765
Total Investments	$14,705,218	$62,606,465	$-	$77,311,683

Futures Contracts**
Short	$(2,673)	$-	$-	$(2,673)
Total Futures Contracts	$(2,673)	$-	$-	$(2,673)

[1]	All common stocks, ETFS, Preferred Stocks, and REITs held in the Fund are Level 1 securities.
For a detailed break-out of common stocks by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	The fair value of the Fund's futures contracts represents the net unrealized appreciation (depreciation) at period end.